INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Recognized non-cash recovery and expense	$ 4,039	$ 171
Canadian [Member]
Statement [Line Items]
Capital losses carried forward		7,637
Non-capital tax losses carried forward		$ 12,635
Non-capital losses expiry date range		2026 to 2045
Mexicon [Member]
Statement [Line Items]
Non-capital tax losses carried forward		$ 22,815
Non-capital losses expiry date range		2026 to 2035